RULE 497 DOCUMENT

The interactive data file included as an exhibit to this Rule 497(e) filing relates to, and incorporates by reference, the supplement dated July 19, 2013 to the Prospectus for Van Eck VIP Unconstrained Emerging Markets Bond Fund that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 19, 2013 (Accession No. 0000930413-13-003884).